Submission	Aug. 09, 2024
Submission [Line Items]
Central Index Key	0001167419
Registrant Name	Riot Platforms, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES